Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
NICHOLAS FUND INC
Account Value [Line Items]
Line Graph and Table Measure Name											Nicholas Fund, Inc.
Accumulated Value	$ 10,000	$ 9,466	$ 11,165	$ 12,030	$ 14,224	$ 15,729	$ 22,114	$ 18,458	$ 21,631	$ 28,566	$ 30,880
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 10,000	$ 10,451	$ 12,921	$ 13,870	$ 15,857	$ 17,397	$ 24,862	$ 21,230	$ 23,383	$ 32,272	$ 39,196